Financial Instruments and Risk Management - Schedule of Net Assets Exposure to Exchange Rates (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash equivalents - Cash investments (Note 6) - CDI	R$ 1,629	R$ 1,342
Marketable securities (Note 7) - CDI / SELIC	493	774
Restricted Cash and Cash Equivalents	235	31
Assets	8,072	6,540
Assets	59,726	55,000
Liabilities
Loans, financing and debentures (Note 22) - CDI	(12,280)	(9,831)	R$ (10,580)	R$ (11,364)
Sector financial liabilities (Note 14)	(14,145)	(13,093)
Net assets exposed	(2,565)	(615)
Domestic Currency [Member]
Assets
Cash equivalents - Cash investments (Note 6) - CDI	1,629	1,342
Marketable securities (Note 7) - CDI / SELIC	493	774
Generation indemnity revenue	871	784
Restricted Cash and Cash Equivalents	235	31
Assets	1,296	806
Assets	4,524	3,737
Liabilities
Loans, financing and debentures (Note 22) - CDI	(4,882)	(3,508)
Sector financial liabilities (Note 14)	(16)
Liabilities	(4,898)	(3,508)
Net assets exposed	R$ (374)	R$ (229)